Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Parenthetical) (Details) - ITC Ltd.	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of interest in associate	29.42%	29.46%	29.57%	29.71%
Associates and Joint Ventures
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of interest in associate	29.42%	29.46%